Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Debt Instrument [Line Items]
Drawn Amount			$ 70,000,000
Term Loans	$ 85,881,055	$ 124,116,991
Current portion of long-term debt associated with vessel held for sale	203,491	238,603
Current portion of deferred finance charges associated with vessels held for sale	23,537,305	16,863,076
Long term debt	62,343,750	107,253,915
Total debt	85,881,055	124,116,991
Current portion of deferred finance charges	787,895	335,740
Total deferred finance charges	991,386	574,343
Total debt, net of deferred finance charges	84,889,669	123,542,648
Less: Current portion of long-term debt, net of current portion of deferred finance charges	23,333,814	16,624,473
Long-term debt	$ 61,555,855	106,918,176
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2032
Drawn Amount	$ 70,000,000
Term Loans	$ 66,719,215	0
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 19,161,840	21,234,160
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 30, 2026
Drawn Amount	$ 70,787,500
Term Loans		42,343,739
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 31, 2026
Drawn Amount	$ 60,000,000
Term Loans		29,260,092
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 31, 2028
Drawn Amount	$ 59,400,000
Term Loans		$ 31,279,000